[LETTERHEAD OF THE RESERVE]


VIA EDGAR


September 28, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

	Re:	Reserve Municipal Money Market Trust
		File Nos. 333-71500, 811-10533
		Post-Effective Amendment No. 8

Ladies and Gentlemen:

On behalf of the Reserve Municipal Money Market Trust (the "Trust"), this letter will serve as certification under paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information does not differ from the prospectus and statement of additional information contained in Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A as filed electronically on September 28, 2006.

If you have any questions, please contact the undersigned at (212) 401-5562.

Very truly yours,



/s/ Edmund P. Bergan, Jr.
Edmund P. Bergan, Jr.
Senior Vice President and General Counsel